CONSOLIDATED FINANCIAL STATEMENT DETAILS - Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance expense
Accretion on reclamation and remediation obligations	$ (25.5)	$ (10.6)
Interest expense, including accretion of debt and lease liabilities	(68.2)	(71.6)
Finance expense	(93.7)	(82.2)
Capitalized interest	66.5	48.3
Accretion of lease liabilities	2.6	3.8
Total interest paid, including interest capitalized	96.1	94.7
Cost
Finance expense
Capitalized interest	$ 66.5	$ 48.3